Employee compensation and benefits - Average number of persons employed by HSBC during the year by global business (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Average number of employees	15,405	16,823	17,866
UK
Disclosure of operating segments [line items]
Average number of employees	2,635	3,145	3,061
France
Disclosure of operating segments [line items]
Average number of employees	7,163	7,713	8,249
Germany
Disclosure of operating segments [line items]
Average number of employees	2,579	2,732	2,995
Others
Disclosure of operating segments [line items]
Average number of employees	3,028	3,233	3,561
MSS
Disclosure of operating segments [line items]
Average number of employees	3,722	4,322	4,590
GB
Disclosure of operating segments [line items]
Average number of employees	2,155	2,458	2,857
GBM Other
Disclosure of operating segments [line items]
Average number of employees	81	140	158
CMB
Disclosure of operating segments [line items]
Average number of employees	2,748	3,023	3,396
WPB
Disclosure of operating segments [line items]
Average number of employees	6,484	6,709	6,807
Corporate Centre
Disclosure of operating segments [line items]
Average number of employees	215	171	58